CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 35,409,156	$ 30,043,046	$ 12,889,931
Accounts receivable, net	4,808,287	2,910,079	3,661,603
Inventories	11,413,391	13,964,510	14,042,411
Prepaid expenses and other current assets	6,389,519	2,131,895	3,152,813
TOTAL CURRENT ASSETS	60,592,020	49,049,530	33,746,758
Property and equipment, net	7,348,761	10,411,396	13,652,770
Other long-term assets	188,994	204,122	520,225
TOTAL ASSETS	71,810,102	59,665,048	47,919,753
CURRENT LIABILITIES
Accounts payable	14,034,170	9,072,929	16,590,796
Accrued expenses	6,854,256	5,802,135	5,348,560
Deferred revenue	2,666,547	2,435,909	2,318,412
Other current liabilities	15,867,893	14,958,064	12,410,413
Term loan-current portion	0	3,750,000	1,680,000
Warrants to purchase common shares	148,129	49,863	59,624
Warrants to purchase preferred shares	504,117	2,072,536	1,179,201
TOTAL CURRENT LIABILITIES	40,075,112	38,141,436	39,587,006
LONG-TERM TERM LOAN	43,190,312	3,750,000	840,000
LONG-TERM OTHER LIABILITIES	541,770	1,015,248	250,588
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	323,161,613	325,200,758	282,185,326
STOCKHOLDERS' DEFICIT
Common stock	99	99	99
Additional paid-in capital	10,567,654	6,982,996	6,045,644
Accumulated deficit	(345,726,458)	(315,425,489)	(280,988,910)
TOTAL STOCKHOLDERS' DEFICIT	(335,158,705)	(308,442,394)	(274,943,167)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	71,810,102	59,665,048	47,919,753
Class A preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	8,023,239	8,023,239	8,023,239
Class B preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	24,999,769	24,999,769	24,999,769
Class C-1 & C-2 preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	123,566,111	123,566,111	123,566,111
Class C-3 preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	5,027,138	7,066,283	5,975,989
Class D preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	119,620,218	119,620,218	$ 119,620,218
Class E preferred stock
CONVERTIBLE PREFERRED STOCK
TOTAL CONVERTIBLE PREFERRED STOCK	$ 41,925,138	$ 41,925,138